VARIABLE INTEREST ENTITY (Details) - USD ($)		3 Months Ended	12 Months Ended
		Apr. 14, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Revenues			$ 182,040,968	$ 182,571,852	$ 108,999,805
Net income (loss)			$ 12,956,889	$ 16,649,176	$ (70,943,484)
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	[1]
Operating costs and expenses					$ 150,147,024
Net income (loss)					$ (150,147,024)
Lease term		3 years
Annual rental payment		$ 1,000,000

[1]	The lease term was amended at the beginning of 2013 and reduced the rent to $0 per month and was later terminated on December 30, 2013.